Financial Assets At Fair Value Through Profit Or Loss And Financial Investments(Table)	12 Months Ended
Dec. 31, 2019
Current Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Schedule Of Financial Assets At Fair Value Through Profit Or Loss And Financial Investments Table Text Block [Text Block]

Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2018 and 2019, are as follows:

	2018
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	7,922,936
Financial bonds		14,978,408
Corporate bonds		4,101,066
Asset-backed securities		84,382
Beneficiary certificates		10,252,377
Derivatives linked securities		3,516,626
Other debt securities		7,429,687
Equity securities:
Stocks		1,094,441
Other equity securities		193,221
Loans:
Private placed corporate bonds		823,071
Other loans		131,105
Due from financial institutions:
Other due from financial institutions		381,719
Others		78,808

Sub-total		50,987,847

Financial Investments
Financial assets measured at fair value through other comprehensive income
Debt securities:
Government and public bonds		3,475,214
Financial bonds		20,107,719
Corporate bonds		10,540,985
Asset-backed securities		1,100,041
Other debt securities		19,675
Equity securities:
Stocks		2,262,379
Equity investments		38,584
Other equity securities		69,153
Loans:
Private placed corporate bonds		389,822

Sub-total		38,003,572

Securities measured at amortized cost
Debt securities:
Government and public bonds		5,090,051
Financial bonds		6,847,055
Corporate bonds		6,943,332
Asset-backed securities		4,782,800
Allowance		(1,716)

Sub-total		23,661,522

Total financial investments	￦	61,665,094

	2019
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	6,569,472
Financial bonds		16,360,495
Corporate bonds		3,218,480
Asset-backed securities		124,898
Beneficiary certificates		12,375,326
Derivatives linked securities		3,623,648
Other debt securities		8,449,207
Equity securities:
Stocks		1,716,149
Other equity securities		387,694
Loans:
Private placed corporate bonds		265,499
Other loans		162,046
Due from financial institutions:
Other due from financial institutions		216,367
Others		79,805

Sub-total		53,549,086

Financial Investments
Financial assets measured at fair value through other comprehensive income
Debt securities:
Government and public bonds		9,501,642
Financial bonds		20,913,361
Corporate bonds		12,289,820
Asset-backed securities		832,160
Other debt securities		19,865
Equity securities:
Stocks		2,377,994
Equity investments		41,042
Other equity securities		85,069
Loans:
Private placed corporate bonds		375,098

Sub-total		46,436,051

Securities measured at amortized cost
Debt securities:
Government and public bonds		5,395,720
Financial bonds		8,157,428
Corporate bonds		7,536,805
Asset-backed securities		4,258,274
Allowance		(1,672)

Sub-total		25,346,555

Total financial investments	￦	71,782,606

Disclosure Of Dividend Incomes From The Equity Securities Measured At Fair Value Through Other Comprehensive Income [Text Block]

Dividend incomes from the equity securities measured at fair value through other comprehensive income for the years ended December 31, 2018 and 2019, are as follows:

		2018
		From the financial asset derecognized		From the remaining financial asset
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	—	￦	22,173
	Non-listed		—		25,121
Equity investments			—		2,256
Other equity securities			2,508		1,798

		￦	2,508	￦	51,348

		2019
		From the financial asset derecognized		From the remaining financial asset
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	—	￦	26,121
	Non-listed		—		25,599
Equity investments			—		95
Other equity securities			—		2,953

		￦	—	￦	54,768

Disclosure Of Derecognized Equity Securities Measured At Fair Value Through Other Comprehensive Income [Text Block]

The derecognized equity securities, measured at fair value through other comprehensive income for the years ended December 31, 2018 and 2019, are as follows:

		2018
		Disposal price		Accumulated OCI as of disposal date
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	26,877	￦	18,330
	Non-listed		480		480
Other equity securities			80,000		2,567

		￦	107,357	￦	21,377

		2019
		Disposal price		Accumulated OCI as of disposal date
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	18,342	￦	(25,652)
	Non-listed		1,671		169
Other equity securities			—		—

		￦	20,013	￦	(25,483)

Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Text Block]

Provision, and reversal for the allowance of financial investments for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Impairment losses		Reversal of impairment		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	860	￦	873	￦	(13)
Loans measured at fair value through other comprehensive income		963		826		137
Securities measured at amortized cost		296		282		14

Total	￦	2,119	￦	1,981	￦	138

	2019
	Impairment losses		Reversal of impairment		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	1,537	￦	1,144	￦	393
Loans measured at fair value through other comprehensive income		170		982		(812)
Securities measured at amortized cost		216		280		(64)

Total	￦	1,923	￦	2,406	￦	(483)

Schedule Of Impairment Losses And Reversal In Financial Investments Table Text Block [Text Block]

The impairment losses and the reversal of impairment losses in financial investments for the years ended December 31, 2017, is as follows:

	2017
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (47,917)	￦	—	￦ (47,917)

Disclosure Of Changes In The Allowances For Debt Securities [Text Block]

Changes in the allowances for debt securities for the years ended December 31, 2018 and 2019, are as follows:

	2018
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning[1]	￦	4,937	￦	482	￦	720
Transfer between stages
Transfer to 12-month expected credit losses		125		(125)		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Disposal		(170)		—		—
Provision (reversal) for loan losses		716		(180)		(398)
Others (change of currency ratio, etc.)		49		16		—

Ending	￦	5,657	￦	193	￦	322

[1]	Prepared in accordance with IFRS 9.

	2019
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	5,657	￦	193	￦	322
Transfer between stages
Transfer to 12-month expected credit losses		437		(188)		(249)
Transfer to lifetime expected credit losses		(669)		669		—
Impairment		—		—		—
Disposal		(329)		—		—
Provision (reversal) for loan losses		219		(702)		—
Others (change of currency ratio, etc.)		55		28		(73)

Ending	￦	5,370	￦	—	￦	—